Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net (loss) income attributable to Deswell Industries, Inc.:
(Loss) income from continuing operations	$ 1,376	$ (4,934)	$ (2,460)
Loss from discontinued operations			(348)
Net (loss) income attributable to Deswell Industries, Inc.	$ 1,376	$ (4,934)	$ (2,808)
Basic weighted average common shares outstanding	16,035	16,056	16,056
Basic net (loss) income per share:
(Loss) income from continuing operations per share	$ 0.09	$ (0.31)	$ (0.15)
Loss from discontinued operations per share			(0.02)
Basic net (loss) income per share	$ 0.09	$ (0.31)	$ (0.17)
Effect of dilutive securities - Options
Diluted weighted average common and potential common shares outstanding	16,035	16,056	16,056
Diluted net (loss) income per share
(Loss) income from continuing operations per share	$ 0.09	$ (0.31)	$ (0.15)
(Loss) from discontinued operations per share			(0.02)
Diluted net (loss) income per share	$ 0.09	$ (0.31)	$ (0.17)
Potential common shares related to stock options excluded from the computation of diluted net income (loss) per share	532,000	532,000	532,000